Material accounting policies, judgments and estimates	3 Months Ended
Nov. 30, 2025
Material Accounting Policies Judgments And Estimates
Material accounting policies, judgments and estimates

3.	Material accounting policies, judgments and estimates

The accounting policies, judgements, and estimates applied in these unaudited interim condensed consolidated financial statements are consistent with those set out in Notes 3 and 4 of the Company’s annual consolidated financial statements for the year ended August 31, 2025.

Future changes in accounting policies not yet effective in the current period

Presentation and Disclosure in Financial Statements (IFRS 18)

On April 9, 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements (“IFRS 18”) to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1 unchanged. IFRS 18 introduces significant changes to the structure of a company’s income statement and transparency in the presentation of management's non-IFRS performance measures and less aggregation of items into large and single numbers. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company will adopt the amendment on the date it becomes effective and based on the currently available information. The Company is currently evaluating the impact of the amendment on its consolidated financial statements.

Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures. The amendments clarify the date of recognition and derecognition of financial assets and liabilities, clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion, add new disclosures for financial instruments with contractual terms that can change cash flows, and update the disclosure for equity investments designated at FVOCI. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. The Company is currently assessing the impact of the amendments.